Condensed Consolidated Interim Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash (used in) provided by operations:
Net (loss) income for the period after taxes	$ (10,129,057)	$ 28,711,642
Adjustments to reconcile net (loss) income to cash (used in) operating activities:
Share-based payments	2,985,533	8,550,656
Impairment loss	375,928
Interest expense		215,712
Non-cash interest income	(921)
Depreciation - equipment		858
Amortization - right-of-use asset	261,347
Amortization - Intangible asset	24,280	705,441
Realized loss on investments, net		478,182
Unrealized loss (gain) on investments, net	16,757,944	(2,702)
Realized and net change in unrealized (loss) gain on digital assets	197,741,146	88,929,646
Realized and net change in unrealized (loss) gain on equity investments at FVTPL	39,861,327	53,027,796
Realized and net change in unrealized gain (loss) on ETP payables	(244,922,047)	(173,809,075)
Staking and lending income	(3,805,197)	(16,657,583)
Management fee revenue	(2,463,268)	(4,662,247)
Non-cash ETP settlement	(106,211)	643,181
Non-cash trading fees	(98,668)
Change in fair value of warrant liability	(8,910,960)
Lease interest expense	106,111
Loss on investment in associate	91,629
Gain on lease termination	(146,213)
Unrealized loss on foreign exchange	545,889	1,597,507
Total adjustments to reconcile net (loss) income	(11,831,408)	(12,270,986)
Adjustment for:
Purchase of digital assets	(34,559,755)	(97,085,731)
Disposal of digital assets	16,466,844	35,300,261
Disposal of equity investments	15,965,180
Purchase of investments		(551,611)
Change in client digital assets		1,010,499
Change in client cash deposit	(1,320,727)
Change in prepaid expenses and deposits	1,733,919	(2,285,738)
Change in accounts payable and accrued liabilities	(4,002,311)	3,987,322
Change in trading liabilities	(713,211)	2,179,722
Change in derivative liability	176,919
Change in loan payable		(215,712)
Net cash (used in) operating activities	(18,084,550)	(69,931,974)
Investing activities
Purchase other financial assets	(21,999,990)
Net cash paid for acquisition of subsidiaries		(544,964)
Net cash (used in) provided by investing activities	(21,999,990)	(544,964)
Financing activities
Proceeds from ETP holders	135,465,753	367,924,241
Payments to ETP holders	(122,960,495)	(290,482,938)
Loan repaid	(2,611,009)	(2,502,103)
Proceeds from investments		299,903
Proceeds from option exercises		5,860,199
Proceeds from warrant exercises		540,414
Lease payments	(326,047)
NCIB		(1,877,135)
Net cash provided by financing activities	9,568,202	79,762,581
Effect of exchange rate changes on cash and cash equivalents	(406,040)	1,156,757
Change in cash and cash equivalents	(30,922,378)	10,442,400
Cash, beginning of period	91,234,090	15,931,525
Cash and cash equivalents, end of period	$ 60,311,712	$ 26,373,925